Offerings	Apr. 07, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Morgan Stanley Debt Securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This Registration Statement also relates to offers and sales of an unspecified amount of debt securities, warrants, preferred stock, depositary shares, common stock, purchase contracts, units and capital securities, together with any accompanying guarantees, in connection with market-making transactions by and through the affiliates of the Registrants, including Morgan Stanley Finance LLC. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an unspecified amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by Morgan Stanley or by Morgan Stanley and Morgan Stanley Finance LLC. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the "Securities Act"), no separate registration fee is required for the registration of an indeterminate amount of securities to be offered solely for market-making purposes by affiliates of the Registrants. This Registration Statement also includes an unspecified amount of identified classes of securities as may be issued from time to time upon exercise, conversion or exchange of warrants being registered hereunder. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not exceed $191,273,967,190.00 in U.S. dollars or the equivalent at the time of offering in any other currency. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Morgan Stanley Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Warrants of Morgan Stanley may be issued together in units with any purchase contracts, debt securities issued by Morgan Stanley, debt obligations or other securities of an entity affiliated or not affiliated with Morgan Stanley, other property or any combination thereof. Warrants of Morgan Stanley may entitle the holder (A) to purchase debt securities registered hereby, (B) to receive cash determined by reference to an index or indices or (C) to purchase or sell securities issued by the Registrants or another entity, a basket of such securities or any combination of the above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Morgan Stanley Preferred Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Morgan Stanley Depositary Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Morgan Stanley Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Morgan Stanley Purchase Contracts
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Morgan Stanley Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Units may consist of one or more warrants, purchase contracts or debt securities issued by Morgan Stanley, debt obligations or other securities of an entity affiliated or not affiliated with Morgan Stanley, other property or any combination thereof.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Morgan Stanley Capital Securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Morgan Stanley with respect to Capital Securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any guarantees of any other securities registered hereby.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Morgan Stanley Finance LLC Debt Securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Morgan Stanley Finance LLC Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Warrants of Morgan Stanley Finance LLC may entitle the holder (A) to purchase debt securities registered hereby, (B) to receive cash determined by reference to an index or indices, (C) to receive cash determined by reference to currencies or (D) to purchase or sell securities issued by the Registrants or another entity, a basket of such securities or any combination of the above.
Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Morgan Stanley Finance LLC Purchase Contracts
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Morgan Stanley Finance LLC Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 14
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Morgan Stanley with respect to Morgan Stanley Finance LLC Debt Securities, Warrants, Purchase Contracts and Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any guarantees of any other securities registered hereby.
Offering: 15
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Morgan Stanley Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Morgan Stanley Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Morgan Stanley Preferred Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering: 19
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Morgan Stanley Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering: 20
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Morgan Stanley Common Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering: 21
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Morgan Stanley Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering: 22
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Morgan Stanley Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering: 23
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Morgan Stanley Capital Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering: 24
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Guarantees of Morgan Stanley with respect to Capital Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering: 25
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Morgan Stanley Finance LLC Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering: 26
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Morgan Stanley Finance LLC Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering: 27
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Morgan Stanley Finance LLC Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering: 28
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Morgan Stanley Finance LLC Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering: 29
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Guarantees of Morgan Stanley with respect to Morgan Stanley Finance LLC Debt Securities, Warrants, Purchase Contracts and Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering: 30
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 12,304,818,620.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-275587
Carry Forward Initial Effective Date	Apr. 12, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,816,191.23
Offering Note	See Offering Note 1.
Offering: 31
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 178,969,148,570.00
Amount of Registration Fee	$ 24,715,639.42
Offering Note	The Registrants previously registered securities on Form S-3 (File Nos. 333-275587 and 333-275587-01) filed on November 16, 2023, as amended by Post-Effective Amendment No. 1 filed on February 22, 2024 and Post-Effective Amendment No. 2 filed on February 26, 2024 (the "Prior Registration Statement"), for which the Registrants paid a registration fee, some of which securities remain unsold as of the date hereof. The Registrants newly registered $178,969,148,570 securities on the Form S-3 Registration Statement filed on February 23, 2026. The Registrants are also including the remaining unsold securities of $12,304,818,620.00 from the Prior Registration Statement in this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act ("Rule 415(a)(6)"). The registration fee of $1,816,191.23 relating to the $12,304,818,620.00 of unsold securities included in this Registration Statement pursuant to Rule 415(a)(6) will continue to be applied to those unsold securities registered pursuant to this Registration Statement, and no additional registration fee is being paid. Pursuant to Rule 415(a)(6), the offering of such unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.